CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 41,978	$ 64,820	$ 3,221,209
Restricted cash	4,428	37,500	37,500
Prepaid expenses	253,481	170,155	158,946
Other current assets	6,183	7,014	36,126
Total current assets	306,070	279,489	3,453,781
Property and equipment, net	2,645	9,584	13,383
Other assets
Deposits and other assets	34,290	34,290	43,884
Total other assets	34,290	34,290	43,884
Total assets	343,005	323,363	3,511,048
Current liabilities
Accounts payable	990,123	274,650	125,357
Accrued payroll and related expenses	445,498	167,337	46,268
Accrued license and patent reimbursement fees	80,893		97,500
Accrued expenses	115,492	98,700	228,645
Provision for conversion of Series B preferred stock	24,428	118,821	84,090
Deferred rent		2,450
Total current liabilities	1,656,434	661,958	581,860
Noncurrent liabilities
Deferred rent			3,233
Series B warrants	791,813	1,112,308	2,454,959
Total noncurrent liabilities	791,813	1,112,308	2,458,192
Total liabilities	2,448,247	1,774,266	3,040,052
Commitments and contingencies (Note 3)
Stockholders' deficit
Common stock, $0.001 par value; 236 million shares authorized; 30,670,663 issued and outstanding as of September 30, 2017 and 21,563,163 issued and outstanding as of December 31, 2016 and 19,903,163 issued and outstanding as of December 31, 2015	30,671	21,563	19,903
Additional paid-in-capital	9,159,372	7,163,064	6,086,987
Warrants	982,911	837,711	759,386
Accumulated deficit	(13,402,687)	(10,936,573)	(7,758,480)
Total stockholders' deficit	(3,229,733)	(2,914,235)	(892,204)
Total liabilities and stockholders' deficit	343,005	323,363	3,511,048
Redeemable Convertible Series B Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value	955,045	1,169,663	1,363,200
Stockholders' deficit
Total stockholders' deficit		1,169,663	1,363,200
Convertible Series C Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value		293,669	0
Stockholders' deficit
Total stockholders' deficit		$ 293,669	$ 0
Series D Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value	$ 169,446